Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 23,724	$ 24,491
Accounts receivable – net	76,758	70,734
Inventories – net	$ 82,818	94,760
Deferred income taxes		4,694
Prepaid and other	$ 6,091	6,030
Total current assets	189,391	200,709
Property, plant and equipment:
Land	3,736	3,562
Buildings	104,128	100,943
Machinery and equipment	163,875	162,155
Total	271,739	266,660
Accumulated depreciation	(141,852)	(132,696)
Property, plant and equipment – net	129,887	133,964
Other assets	3,860	6,313
Goodwill and other intangible assets – net	41,063	39,918
Total assets	364,201	380,904
Current liabilities:
Accounts payable	$ 14,529	17,908
Short-term debt		12,000
Payroll and employee related liabilities	$ 10,871	11,355
Commissions payable	7,950	9,448
Deferred revenue	1,741	4,166
Accrued expenses	8,369	9,469
Total current liabilities	43,460	64,346
Noncurrent liabilities	9,309	4,496
Postretirement benefits	20,784	21,297
Deferred and other income taxes	3,627	8,798
Total liabilities	77,180	98,937
Equity:
Outstanding – 26,083,623 shares at December 31, 2015 and 26,260,543 shares at December 31, 2014 (after deducting treasury shares of 965,173 and 788,253 in 2014, respectively), at stated capital amount	$ 5,095	5,133
Additional paid-in capital		3,059
Retained earnings	$ 304,341	291,101
Accumulated other comprehensive loss	(22,415)	(17,326)
Total equity	287,021	281,967
Liabilities and equity	$ 364,201	$ 380,904